Equity and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity and Warrants
Schedule of fully diluted capital structure

The following table summarizes our fully diluted capital structure at March 31, 2021:

Issued and outstanding common shares	87,355,733
Earnout common shares (Note 1 and Note 8)	4,099,999
Total common shares issued and outstanding	91,455,732
Common shares reserved for future issuance:
Public warrants	537,377
Private warrants	5,700,000
Common stock options outstanding - 2012 Equity Plan	6,199,325
Restricted stock units (Note 8)	1,282,327
2020 Equity Plan pool reserved for future issuance (Note 8)	11,005,115
Total shares of common stock outstanding and reserved for future issuance	116,179,876

The following table summarizes our fully diluted capital structure at December 31, 2020:

Issued and outstanding common shares	75,519,151
Earnout common shares (Note 1A and Note 8)	6,150,000
Total common shares issued and outstanding	81,669,151
Common shares reserved for future issuance:
Public warrants	8,625,000
Private warrants	5,700,000
Common stock options outstanding - 2012 Equity Plan (Note 8)	6,414,611
Restricted stock units (Note 8)	2,415,140
Restricted stock awards (Note 8)	166,762
2020 Equity Plan pool reserved for future issuance (Note 8)	11,137,824
Total shares of common stock outstanding and reserved for future issuance	116,128,488

Schedule of warrant activity

Redeemable Convertible
	Preferred Stock		Common Stock
		Weighted-		Weighted-
		Average		Average
	Number of	Exercise	Number of	Exercise
	Warrants	Price	Warrants	Price
Balances as of January 1, 2020	965,157	$4.39	2,095,074	$2.02
Warrants granted	209,384	5.62	73,538	1.77
Warrants exercised	—	—	—	—
Warrants cancelled	(1,174,541)	4.60	(2,168,612)	2.02
Balances as of December 31, 2020	—	$—	$—	$—